Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Grant Thornton Auditores Independentes Ltda.
Auditor Firm ID	5270
Auditor Location	São Paulo, Brazil
Auditor Opinion [Text Block]

Opinion on the financial statements

We have audited the accompanying consolidated balance sheet of Nvni Group Limited and subsidiaries (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity and cash flows for each of the two years ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the two years then ended, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.